Financial Instruments and Related Disclosures - Summary of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total financial assets	£ 14,828	£ 12,402
Total borrowings	(25,215)	(21,621)	£ (13,178)
Total financial liabilities	(50,657)	(46,190)
Net financial assets and financial liabilities	(35,829)	(33,788)
Total financial assets fair value	14,828	12,402
Total financial liabilities fair value	(54,572)	(48,424)
Net financial assets and financial liabilities	(39,744)	(36,022)
Other investments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1,781	1,250
Total financial assets fair value	1,781	1,250
Other investments [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	56	72
Total financial assets fair value	56	72
Trade and other receivable [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1,665	1,687
Total financial assets fair value	1,665	1,687
Trade and other receivable [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	4,533	3,761
Total financial assets fair value	4,533	3,761
Trade and other receivable [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	44	120
Total financial assets fair value	44	120
Liquid Investments [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	79	84
Total financial assets fair value	79	84
Cash and cash equivalents [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	3,072	2,338
Total financial assets fair value	3,072	2,338
Cash and cash equivalents [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	2,142	2,021
Total financial assets fair value	2,142	2,021
Other items in Assets held for sale [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	69	47
Total financial assets fair value	69	47
Derivatives designated and effective as hedging instruments [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	167	69
Total financial liabilities	(48)	(105)
Total financial assets fair value	167	69
Total financial liabilities fair value	(48)	(105)
Held for trading derivatives that are not in a designated and effective hedging relationship [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	357	188
Total financial assets fair value	357	188
Held for trading derivatives that are not in a designated and effective hedging relationship [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(141)	(23)
Total financial liabilities fair value	(141)	(23)
Other Noncurrent Assets [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	76	49
Total financial assets fair value	76	49
Other Noncurrent Assets [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	787	716
Total financial assets fair value	787	716
Contingent Consideration Liabilities [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(5,479)	(6,286)
Total financial liabilities fair value	(5,479)	(6,286)
Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	(33,173)	(28,230)
Obligations under finance leases	(1,250)	(68)
Total borrowings	(34,423)	(28,298)
Borrowings excluding obligations under finance leases:	(29,258)	(25,996)
Obligations under finance leases	(1,250)	(68)
Total borrowings	(30,508)	(26,064)
Financial Liabilities at Amortised Cost, Category [member] | Trade and other payable [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(14,177)	(13,338)
Total financial liabilities fair value	(14,177)	(13,338)
Financial Liabilities at Amortised Cost, Category [member] | Other provisions [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(94)	(58)
Total financial liabilities fair value	(94)	(58)
Financial Liabilities at Amortised Cost, Category [member] | Other non current liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(84)	(149)
Total financial liabilities fair value	(84)	(149)
Financial Liabilities at Amortised Cost, Category [member] | Other items in Assets held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(126)	(167)
Total financial liabilities fair value	(126)	(167)
Bonds In A Designated Hedging Relationship [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases:	0	(8,213)
Bonds In A Designated Hedging Relationship [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	(9,085)	(8,279)
Borrowings excluding obligations under finance leases:	(8,636)	(8,213)
Other Bonds [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	(19,048)	(15,475)
Borrowings excluding obligations under finance leases:	(15,582)	(13,307)
Bank Loans and Overdrafts [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	(416)	(290)
Borrowings excluding obligations under finance leases:	(416)	(290)
Commercial paper [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	(3,586)	(630)
Borrowings excluding obligations under finance leases:	(3,586)	(630)
Other Borrowing [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	(1,038)	(3,556)
Borrowings excluding obligations under finance leases:	£ (1,038)	£ (3,556)